Exhibit 99.1

The Directors

Macquarie Securities Management Pty Limited (Manager)

No. 1 Martin Place

Sydney NSW 2000

The Directors

Macquarie Leasing Pty Limited (Depositor, Sponsor, Originator and Servicer)

No. 1 Martin Place

Sydney NSW 2000

14 October 2015

Report of independent accountants on applying Agreed-Upon Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United States

We (“we”, “us”, “our” or “PwC”) have performed the procedures as set out in Appendix 1 to this report (the “Procedures”) which were agreed to by Macquarie Securities Management Pty Limited and Macquarie Leasing Pty Limited referred to herein collectively, as the “Companies” and J.P.Morgan Securities LLC, Citigroup Global Market Inc., Macquarie Capital (USA) Inc. and ANZ Securities Inc. (each an “Other Party”) (collectively, the Companies and each Other Party are, the “Specified Parties”), solely to assist you in the proposed offering of Asset Backed Securities Notes (SMART ABS Series 2015-3US Trust) consisting of the Class A-1 notes, the Class A-2a notes, the Class A-2b notes, the Class A-3a notes and the Class A-3b notes (together, the “US Notes”) (the “Securitisation”).

This agreed-upon procedures engagement was conducted in accordance with Attestation Standards 201 Agreed-Upon Procedures established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The Specified Parties assume the risk that the procedures might be insufficient for their purposes and that they might misunderstand or otherwise inappropriately use the factual findings from this report.

The Procedures do not constitute either an audit in accordance with US Auditing Standards or a review in accordance with US Auditing Standards applicable to review engagements. Accordingly, we do not express any assurance or opinion on the information disclosed in the preliminary prospectus supplement dated on 14 October 2015 or the final prospectus supplement dated on or about 21 October 2015 (together herein referred to as the “Prospectus Supplement”), the attached Appendices or any information provided to us for the purpose of the Securitisation.

    PricewaterhouseCoopers, ABN 52 780 433 757

    Darling Park Tower 2, 201 Sussex Street, GPO BOX 2650, SYDNEY NSW 1171

    T +61 2 8266 0000, F +61 2 8266 9999, www.pwc.com.au

    Liability limited by a scheme approved under Professional Standards Legislation

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

Had we performed additional procedures or had we performed an audit in accordance with US Auditing Standards or a review in accordance with US Auditing Standards applicable to review engagements, other matters might have come to our attention that would have been reported to you.

This report should not be used for any purpose other than as indicated herein and we disclaim and take no responsibility for the use of our report contrary to these conditions.

This report is intended solely for the information and use of the Specified Parties for the purpose of their due diligence in relation to the Securitisation including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933. This report is not intended to be and should not be used by anyone other than the Specified Parties.

The Manager and Servicer may furnish a copy of this report to the Securities Exchange Commission as required by the Securities Exchange Act 1934 and Rules made thereunder, otherwise distribution of this report is restricted to those parties that have agreed the procedures to be performed with us as identified in the terms of the engagement (since others, unaware of the reasons for the procedures, may misinterpret the results). We expressly disclaim and do not accept any responsibility or liability to any party other than the Specified Parties for any consequences of reliance on this report for any purpose.

If a party has obtained or has access to, this report or its contents without having executed an agreement with PwC wherein such party accepts, among other things, responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

Procedures

In connection with the Securitisation, the Specified Parties agreed on a sample size of 124 motor vehicle leases (“Sample Lease Receivables”), which we have selected randomly from the indicative pool of assets to be sold as part of the Securitisation (“Pool Data”). We understand that the Pool Data represents an indicative pool from which a final pool will be selected and we make no representation as to the final allocation of the lease receivables.

We have performed the procedures described in Appendix 1 for the Sample Lease Receivables selected.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization as stated in Item 3 of Form ABS Due Diligence 15-E.

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Companies, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Securitisation and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Prospectus Supplement that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Prospectus Supplement. We do not warrant or provide any assurance as to whether or not the information included in the Prospectus Supplement or any other source is sufficient to comply with any applicable laws and regulations.

We make no representations as to:

•	The interpretation of Securitisation documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	The Specified Parties compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

•	The reasonableness of any of the assumptions provided by the Specified Parties; and

•	The adequacy of the sample selection or sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire Pool Data, based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Securitisation.

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

Findings

We have performed the procedures described in Appendix 1 for the Sample Lease Receivables selected. Our findings as a result of performing the procedures for the Sample Lease Receivables selected are set out in Appendix 2.

Consistent with the attestation standards by the American Institute of Certified Public Accountants, there were no conclusions that resulted from the Procedures performed by us. We were not engaged to, and did not conduct an audit examination or review, the objective of which would be the expression of an opinion or conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants in respect of the assets information which were the subject of the Procedures. Accordingly, we do not express such an opinion or conclusion requested in Item 5 of Form ABS Due Diligence 15-E.

The Procedures were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers

PricewaterhouseCoopers

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

Appendix 1

APPENDIX 1 - AGREED-UPON PROCEDURES PERFORMED

We performed the following agreed-upon procedures on the Sample Lease Receivables as defined below. For the purpose of the procedures below, dollar amounts and percentages that differed only as a result of rounding will be deemed to be in agreement. In the event that a document is not clear, data is missing or there is a question about the information contained in the document relevant to performance of agreed-upon procedures, we contacted the Servicer for clarification prior to reporting any exceptions.

Definitions & Data Provided by Servicer for this Procedure

Cut-off Date	1 September 2015

Open Business Day	As defined in the Prospectus Supplement on 1 September 2015

Pool Data	Microsoft Excel files provided by Dean Ward via email on 6 October 2015 at 6:14PM, last modified 6 October 2015, 5.08PM labelled as “SMART 2015-3US as at 31 August - PWC version without VW, Skoda & Audi.xlsb”.

Sample Lease Receivables	124 lease receivables randomly selected by us from the Pool Data

Exception	For the purposes of testing the Sample Lease Receivables, an exception is defined as a discrepancy between the data contained in the Pool Data and the Source Documents, other than rounding. For those data fields where we are performing a recalculation, an exception is any difference other than rounding. For brokerage fees, we will report any discrepancies between data contained in the Pool Data and the Source Documents that exceed $10.

Lease Receivables File Review

As instructed by the Specified Parties, we randomly selected a sample of 124 lease receivables (“Sample Lease Receivables”) from the Pool Data as defined above.

We make no representations as to the accuracy and adequacy of the sampling variables provided. We will not draw any conclusions on the sample size and the accuracy and adequacy of the sampling procedure.

We understand that the Pool Data represents an indicative pool from which a final pool will be selected and we make no representation as to the final allocation of the lease receivables to the Notes.

We performed the following procedures for each Sample Lease Receivables based on documents, reports and system based information (“Loan System”) made available to us during the course of our engagement by the Servicer. We have assumed for purposes of the agreed upon procedures that the documents provided by the Servicer are authentic, but did not attempt to investigate the authenticity of the documents provided by the Servicer or provide assurance thereon. For the avoidance of doubt, where not specifically stated in this Appendix 1, the documents referred to are sourced from and provided by the Servicer.

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

Appendix 1

Procedures

We performed the following procedures on the Sample Lease Receivables selected:

(1)	Agreed the following data fields from the Pool Data to source documents (made available to us by the Servicer) as detailed in the table below:

No.	Data Field	Electronic Source Documents
1	Lease ID Number	Loan System

2	Active Date	Lease agreements or settlement confirmation report. Note: If the date between these two sources is inconsistent, we will use the ‘value date’ listed on the settlement confirmation report.

3	Equipment Cost

The components that sum up to Equipment Cost were calculated from the lease agreements, tax invoices and Loan System where relevant.

Components that sum up to Equipment Cost by Finance Type are as follows:

(a) Chattel Mortgage

Equipment Cost extracted from lease agreement’s loan amount (exclusive of Goods and Services Tax “GST”).

(b) Consumer Loans

Equipment Cost extracted from lease agreement’s loan amount (exclusive of GST).

(c) Finance Lease – Fixed and Lease – Government Status

Recalculated Equipment Cost based on data extracted from tax invoices and Loan System as follows

Equipment cost = Asset cost (excluding GST)[1] + Stamp duty[1] + Insurance (including GST)[1] + Brokerage fee (excluding GST)[1] + Associated cost (including GST)[2]

[1]:       Data extracted from tax invoices

[2]:       Costs in relation to documentation fee extracted from Loan System

(d) Hire Purchase – Fixed

Recalculated Equipment Cost based on data extracted from tax invoices and Loan System as follows

Equipment cost = Asset cost (including GST)[1] + Stamp duty[1] + Insurance (including GST)[1] + Brokerage fee

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

Appendix 1

(excluding GST)[1] + Associated cost (including GST)[2] [1]: Data extracted from tax invoices [2]: Costs in relation to documentation fee extracted from Loan System

For the purpose of this procedure, the following was applied:

• applicable taxes were calculated in accordance with local tax laws and regulations;

• for sample lease receivables which have been refinanced, the equipment cost was agreed to the previous lease receivable information within the Loan System.

4	Pre-tax Yield	Pre-tax Yield data extracted from either lease agreement or Loan System schedule based on Finance Type are as follows:

(a) Pre-tax Yield extracted from lease agreement for Finance Type: Consumer Loans

(b) Pre-tax Yield extracted from Loan System for Finance Type: Chattel Mortgage, Finance Lease – Fixed, Finance Lease – Fixed, Lease – Government Status and Hire Purchase – Fixed

5	Contract Payment

Lease agreements or recalculated based on data as follows:

Contract Payment = Repayment (exclusive of GST)[1] less account keeping fee[2]

[1]:       Data extracted from lease agreements

[2]:       Data extracted from Loan System

6	Term Date	Term Date recalculated using the “Active Date” data field plus “Contract Term” data field.

7	Contract Term	Lease agreement

8	Term Remaining	Term Remaining recalculated from the “Active Date” data field plus “Contract Term” data fields less “Cut-Off Date” of the pool.

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

Appendix 1

9	State of origination	Lease agreement

10	New/Used	Lease agreement or tax invoices Note: If the data description did not match with lease agreement, new/used data description was agreed to tax invoice.

11	Residual

Lease agreements or recalculated based on data as follows:

Residual = Residual Value (exclusive of GST)[1] less account keeping fee[2]

[1]:       Data extracted from lease agreements

[2]:       Data extracted from Loan System

12	Year of Manufacture

Lease agreement or tax invoice.

Note: If the Sample Lease Receivable was a refinanced contract, year of manufacture was agreed to tax invoice. If the year of manufacture data did not match with lease agreement, year of manufacture data was agreed to tax invoice.

13	Finance Type	Lease agreement Note: Finance types such as “Financial Lease – Fixed” and “Lease – Government Status” are categorised as Novated Lease in the Lease agreement.

14	Vehicle Identification Number	Lease agreement

15	Vehicle Make	Lease agreement Note: For Sample Lease Receivable with Vehicle Make categorised as “Others” in the data pool, agreed the data per lease agreement to “Asset Description” data field.

(2)	As appropriate, we agreed that either:

(a)	the lease agreement identifies the Servicer as owner/lessor/lender/mortgagee of the Lease Receivable, or

(b)	the lease agreement states a party is the owner/lessor/lender/mortgagee of the Lease Receivable and that party has a Principal-Agent Agreement with the Servicer.

We did not form a view as to the legal effectiveness of the documentation by which the lien holder has assigned the lease receivable to the Servicer.

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

Appendix 2

Discrepancies Found

We performed the agreed-upon procedures on the Sample Lease Receivables and found the following discrepancies:

Sample No.	Data Field	Pool Data Value		Electronic Source Document Value
15	Equipment Cost	$77,788.33		$71,132.98	*[1]
21	State of Origination	VIC		NSW
50	New / Used	N		U
58	State of Origination	NSW		VIC
83	Contract Term	48		43	*[2]
85	Year of Manufacture or Compliance	2011		2010
87	Monthly Payment Amount	$292.34		$315.98	*[3]
115	Year of Manufacture or Compliance	2014		2010
118	VIN Number	[Redacted	]	[Redacted	]

*1	The difference represents the brokerage tax. This was not included in our re-calculation as the brokerage tax invoice was not available.
*2	Remaining 5 months have $0 contracted repayment amount which was not included in the repayment schedule within the lease agreement.
*3	The Electronic Source Document used was the signed lease agreement. The value included in the Pool Data agreed to the monthly payment amount net of account keeping fees from an updated lease agreement which was not signed by the client.

Report of independent accountants on applying Agreed-Upon

Procedures to proposed offering of Asset Backed Securities Notes from the SMART ABS Series 2015-3US Trust inside the United

States

14 October 2015

Appendix 2

Sample Lease Receivables selected

Sample No.	Customer ID
1	001-1032775-001
2	001-0466361-001
3	001-0990519-001
4	001-0236341-004
5	001-0987454-001
6	001-1032320-001
7	001-0460032-004
8	001-0364072-004
9	001-1020495-001
10	001-1045581-001
11	001-1047731-001
12	001-1039875-001
13	001-0744334-002
14	001-0254260-007
15	001-0475963-001
16	001-1037108-001
17	001-1010940-001
18	001-0426137-002
19	001-1030004-001
20	001-0488181-003
21	001-1027912-001
22	001-1030971-001
23	001-0461363-001
24	001-0408098-002
25	001-0174467-003
26	001-0423630-002
27	001-0680852-001
28	001-1013759-001
29	001-0779153-003
30	001-1027768-001
31	001-0495871-001
32	001-1023229-001
33	001-1024720-001
34	001-0453374-001
35	001-1049744-001
36	001-0320331-005
37	001-0489409-001
38	001-1039077-001
39	001-1017556-001
40	001-0129372-004
41	001-1019841-001
42	001-1042105-001
43	001-0428530-002
44	001-1017847-001
45	001-1007868-001
46	001-1039430-001
47	001-0942010-001
48	001-0887886-001
49	001-0376549-002
50	001-1007235-001
51	001-0483932-001
52	001-0680266-001
53	001-0255388-004
54	001-1000564-001

Sample No.	Customer ID
55	001-1030417-001
56	001-1019874-001
57	001-0230559-003
58	001-0387745-004
59	001-0421752-003
60	001-1037878-001
61	001-1039516-001
62	001-0328185-004
63	001-1012139-001
64	001-1035615-001
65	001-1033180-001
66	001-0481128-001
67	001-1010115-001
68	001-1019612-001
69	001-1049516-001
70	001-0491511-002
71	001-1041347-001
72	001-0288348-007
73	001-1027132-001
74	001-0734941-002
75	001-1020580-001
76	001-0442954-002
77	001-0465848-003
78	001-0467644-002
79	001-0519112-002
80	001-1041664-001
81	001-0883892-001
82	001-0737594-002
83	001-1009085-001
84	001-0276996-006
85	001-0466412-001
86	001-0889245-001
87	001-0525061-002
88	001-1033990-001
89	001-0499727-002
90	001-1054462-002
91	001-0310680-002
92	001-0235905-002
93	001-0399210-002
94	001-1014612-001
95	001-1048227-001
96	001-0157403-004
97	001-0282943-003
98	001-1037427-001
99	001-0275058-003
100	001-1020219-001
101	001-0489876-002
102	001-0481760-001
103	001-0482600-001
104	001-1009257-001
105	001-1042443-001
106	001-0426826-002
107	001-1028697-001
108	001-1034329-001

Sample No.	Customer ID
109	001-0653057-001
110	001-1021648-001
111	001-0494251-002
112	001-1031112-001
113	001-1016741-001
114	001-1017584-001
115	001-0725262-002
116	001-1017614-001
117	001-0202621-002
118	001-0278985-002
119	001-1035648-001
120	001-0478450-002
121	001-0478992-001
122	001-1027978-001
123	001-1011583-001
124	001-0491243-001